Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands		Common Stock [Member]		Additional Paid-in Capital [Member]		AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2019		$ 58		$ 176,696		$ 35	$ (106,936)	$ 69,853
Balance, shares at Dec. 31, 2019		21,139,385
Stock-based compensation				2,066				2,066
Exercise of options and vesting of restricted stock units			[1]	61				61
Exercise of options and vesting of restricted stock units, shares		50,290
Issuance of ordinary shares in ATM offering, net of $295 issuance costs			[1]	707				707
Issuance of ordinary shares in ATM offering, net of $295 issuance costs, shares	[2]	136,300
Unrealized loss on marketable debt securities						237		237
Net loss							(28,771)	(28,771)
Balance at Dec. 31, 2020		$ 58		179,530		272	(135,707)	44,153
Balance, shares at Dec. 31, 2020		21,325,975
Stock-based compensation				1,886				1,886
Exercise of options and vesting of restricted stock units			[1]		[1]				[1]
Exercise of options and vesting of restricted stock units, shares		23,236
Issuance of ordinary shares in ATM offering, net of $295 issuance costs	[2]	$ 5		8,142				8,147
Issuance of ordinary shares in ATM offering, net of $295 issuance costs, shares	[2]	1,541,400
Unrealized loss on marketable debt securities						(443)		(443)
Net loss							(32,467)	(32,467)
Issuance of ordinary shares under Underwritten Public Offering agreement, net of $786 issuance costs	[2]	$ 7		9,214				9,221
Issuance of ordinary shares under Underwritten Public Offering agreement, net of $786 issuance costs, shares	[2]	2,197,803
Balance at Dec. 31, 2021		$ 70		198,772		(171)	(168,174)	30,497
Balance, shares at Dec. 31, 2021		25,088,414
Stock-based compensation				1,296				1,296
Unrealized loss on marketable debt securities						(574)		(574)
Net loss							(17,866)	(17,866)
Issuance of ordinary shares	[2]		[1]	70				70
Issuance of ordinary shares	[2]	114,982
Balance at Dec. 31, 2022		$ 70		$ 200,138		$ (745)	$ (186,040)	$ 13,423
Balance, shares at Dec. 31, 2022		25,203,396

[1]	Represents amount less than $1
[2]	See also Note 10